UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08723

Upright Investments Trust

(Exact name of registrant as specified in charter)

349 Ridgedale Avenue

East Hanover, NJ  07936

(Address of principal executive offices)(Zip code)

David Y.S. Chiueh

349 Ridgedale Avenue

East Hanover, NJ  07936

 (Name and address of agent for service)

Registrant's telephone number, including area code: 973-533-1818

Date of fiscal year end: September 30

Date of reporting period: September 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Upright Assets Allocation Plus Fund

_____________________________________________________________________________________________

ANNUAL REPORT

_____________________________________________________________________________

Upright Assets Allocation Plus Fund

____________________________________________________________________________________________

September 30, 2018

____________________________________________________________________________________________

Shareholders Letter…………………………………………………………………………………………3

Schedule of Investments ……………………………………………………………….…………………..6

Statement of Assets and Liabilities…………………………………………………………………………7

Statement of Operations…………………………………………………………………….………………8

Statements of Changes in Net Assets………………………………………………………….……………9

Financial Highlights………………………………………………………………………………………..10

Notes to Financial Statements…………………………………………………………………………..… 11

Report of Independent Registered Public Accounting Firm……………………………………………….14

Fund Expense………………………………………………………………………………………………15

Security Holdings By Industry Sector……………………………………………………………………...16

Trustees and Officers…………………………………………………………………………………….....17

Upright Assets Allocation Plus Fund

July 19, 2019

Dear Valued Shareholder:

We would like to present the Annual Report of Upright Assets Allocation Plus Fund for the fiscal year from October 1, 2017 to September 30, 2018.  The Fund decreased 38.86% while the S&P 500 Index increased 5.85% for the same period.  We will discuss the reasons why the Fund is lagging the benchmark in the section below titled as such.

Market Review

The US stock market showed strong momentum and gain after 2008 financial crisis, but two well-known indicators were running high during that time. As of September 30, 2018, the Shiller PE ratio is 31, which means it is 85% higher than the historical mean of 16.7.  The second indicator is the so called Buffett indicator where the market valuation is based on the ratio of total market cap over GDP, this number currently reads 150%, also heading towards the overheated 161% during the high tech bubble in 2000, and well over the 110% during the financial crisis of 2008.

These two indicators show that the US market is not cheap anymore, you may even call this time a period of certain bubble.  A market correction is inevitable; sooner or later it will occur.

Point to ponder, at what level would the market correction be?  Some investors were curious if it would be another 50% correction as in 2008.  I personally believe the chance is quite slim due to the following two reasons:

1)  Low interest rate environment

As of end of September, 10-year treasury notes are yielding 3.15% then drop to 2.85% as of this writing, up from 2.3% one year ago.

Turning back the clock to high tech bubble era of 2000, 10-year notes were running at 6% yields while stock dividend at 2%.  During that time, any slightest disturbance in the market would send funds scrambling to bonds. However, this is not the case today.

2) Strong corporate earnings growth

Let me provide some statistics.  At 2014 year end, S&P500 earnings growth was just 2%, 2015 year-end earnings recorded a decline, 2016 year end posted 9% growth, and at the end of first quarter 2017, S&P500 earnings reached a spectacular 16% growth, which I stated in the prior report. One year later, S&P500 earnings delivered double digit growth around 16% for consecutive 7 quarters. These two facts may be good reasons the market can be supported at relatively higher level and may not collapse like 2008.

Another point, will the market make some severe correction perhaps over 20%?  I do not know, but if Fed increases interest rate and eases inflation concerns causing a market correction, and in turn making market valuation to approach fair value, it is healthy and good for the market in the long run.  Also, if corporate earnings kept up with double digit earnings growth, it may be like 1994, even after raising interest 7 times and some setback in the stock market for a short period, the bull market went on for five more years.

Reasons Fund performance lagged benchmark in the past year

The Fund has been holding more than 70% cash since inception (10/10/2017) waiting for market correction due to stock valuation.  Also, due to Fed’s tightening monetary policy, we intend to use other sources of equity income instead of bond holding during this interest rate raising period.  However, bad judgment on Himax Technologies caused our performance to temporarily lag the market.  We are waiting for more favorable market valuation to send cash into work again.

Conclusion

Do not let short-term uncertainty derail long-term investment goal. Periods of ambivalence can present challenges.  Correction is also inevitable for the market that is continually reaching new highs. We deem it healthy and necessary, while at the same time we pay close attention to market and stock valuations. We appreciate your trust and business, and will always strive to achieve outstanding performance although it may face headwind sometimes.

Sincerely,

David Y. S. Chiueh

Portfolio Manager

Upright Assets Allocation Plus Fund

This chart reflects a ten-year comparison in the change in value of a hypothetical $10,000 investment in the Fund, including reinvested dividends and distributions, compared with a broad-based securities market index.   Returns shown assume reinvestment of all dividends.  Performance reflects expense reimbursements and fee waivers in effect and do not reflect the sales charges.  Absent expense reimbursement and fee waivers, total returns would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

S&P 500 Stock Index - An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

Average Annual Returns

For the Periods ended September, 2018

Since Inception （10/10/2017）
Upright Assets Allocation Plus Fund (UPAAX)	-19.31%
S&P 500	17.90%
Spliced BloomBarc USAgg Fit Adjlx*	-1.53%

Schedule of Investments As of 09/30/2018

Description	Number of Shares	Market Value
-------------------------	--------	--------
Equities
Energy 2.42%
Direxion Daily Energy Bull 3X ETF	500	18,650

Household 1.08%
The Procter & Gamble Company	100	8,323

REAL-ETF 2.10%
Vanguard Real Estate ETF	200	16,136

IC Design 19.10%
Himax Technologies, Inc.	25,000	147,000
		--------
Total Common Stock (Cost 304,703)		190,109

Cash and Money Funds 76.40%
Total Cash (Cost 588,118)		588,118
		--------
Total Investment Portfolio (Cost 892,821) 101.10%		778,227

Liabilities in Excess of Other Assets (1.10%)		(8,478)

Net Assets - 100%		769,749

Statement of Assets and Liabilities
September 30, 2018

ASSETS:
Investments, at market value (identified cost $892,821)	778,227
Total Assets	$778,227

LIABILITIES:
Investment adviser fees	3,933
Administrative fees	2,896
Accrued expenses	1,649
Total Liabilities	$ 8,478

NET ASSETS	$769,749

NET ASSETS CONSIST OF:
Paid-in capital	907,173
Total distributable earnings (losses)	(137,424)
Net Assets (based on 95,253 shares outstanding)	$769,749

Net Asset Value, redemption price per share	$8.08

See accompanying notes to financial statements.

Upright Assets Allocation Plus Fund

Statement of Operations
For the Year Ended September 30, 2018

INVESTMENT INCOME:
Dividend income (net of Foreign taxes withheld $294)	3,073
Interest income	136

Total investment income	$3,209

EXPENSES:
Investment advisory fees	3,910
Administrative fees	2,888
Custodian fees	424
Auditors and legal fees	2,000
Blue sky fees	200
Insurance fees	200
Miscellaneous	1,886
Total expenses	$11,508

NET INVESTMENT LOSS	$(8,299)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on investment securities	(14,531)
Change in net unrealized depreciation on investments	(114,594)

Total realized and unrealized loss on investments-net	$(129,125)
$(137,424)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS

See accompanying notes to financial statements.

Upright Assets Allocation Plus Fund

Statements Of Changes In Net Assets

For the Years Ended September 30
2018
OPERATIONS
Net investment loss	(8,299)
Net realized loss on investment transactions	(14,531)
Net change in unrealized depreciation on investments	(114,594)
Net decrease in net assets from operations
$(137,424)
Distributions to Shareholders
From realized gains from securities transactions	$-

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	907,173
Payments for shares redeemed	-
Reinvestment of distributions	-
Net increase in net assets from capital share transactions	907,173

TOTAL INCREASE IN NET ASSETS	$769,749

NET ASSETS:
Beginning of year	-
End of year	$769,749

CHANGES IN SHARES OUTSTANDING
Shares sold	95,253
Shares reinvested	-
Shares redeemed	-
Net increase in shares outstanding	95,253

See accompanying notes to financial statements.

Financial Highlights
Year Ended September 30, 2018
2018
PER SHARE DATA
Net asset value, beginning of year	10.00
Investment operations:
Net investment loss	(0.11)
Net realized and unrealized loss on investments	(1.81)

Total from investment operations	(1.92)

Less distributions from net realized gains	-

Net asset value, end of year	8.08

TOTAL RETURN	-19.20%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	769.75
Ratio of net expenses to average net assets	1.75%
Ratio of net investment loss to average net assets	-1.27%
Portfolio turnover rate	52.53%

See accompanying notes to financial statements.

Upright Assets Allocation Plus Fund

Upright Assets Allocation Plus Fund

NOTES TO FINANCIAL STATEMENTS

September 30, 2018

 1. ORGANIZATION

The Upright Investments Trust (the “Trust”) was organized as a business trust under the laws of the State of Delaware under a Certificate of Formation dated March 4, 1998, and is registered as an open end, diversified management Investment Company under the Investment Company Act of 1940.  The Certificate of Formation provides for an unlimited number of authorized shares of beneficial interest, which may, without shareholder approval, be divided into an unlimited number of series of such shares.  The Trust presently includes the Upright Assets Allocation Plus Fund (the “Fund”).  The principal investment objective of the Fund is to provide long-term growth of capital, with income as a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

a)

Fair Value Measurements

ASC 820-10 establishes a three-tier framework for measuring fair value based upon a hierarchy of inputs.  The three levels of inputs are:

Level 1 – Unadjusted quoted prices active in markets for identical investments.

Level 2 – Other significant observable inputs (including quoted prices for identical investments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default risk and similar data.)

Level 3 – Significant unobservable inputs, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, and would be based upon the best available information.

The following table summarizes the inputs used to value the Fund’s investments as of September 30, 2018.

Level 1

         $778,227

Level 2

-

Level 3

-

Total

         $778,227

b)

Investment Valuation

All of the Fund’s investments consist of listed equity securities or money market funds.  The listed equity securities are traded on a national securities exchange (or reported on the NASDAQ national market) and are valued at the last quoted sales price on the day the valuation is made.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Equity securities which are listed on an exchange but which are not traded on the valuation date are valued at the current bid prices.

Money market funds are valued at their closing net asset value on the day the valuation is made.

c)

Federal Income Taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

Tax basis components of distributable earnings - There is no undistributed ordinary income.

Distributions to Shareholders - Distributions from net investment income, if any, are declared and paid annually.  Distributions of the Fund’s net realized capital gains, if any, are declared at least annually.  Distributions are recorded on the Ex-dividend date.

The fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP.  These reclassifications are due to differing treatment for items such as deferral of wash sales and net operating losses.

Other - Investment and shareholder transactions are recorded on the trade date.  Gains and losses on securities transactions are determined on the basis of identified cost.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

d)

Repurchase Agreements - In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the

NOTES TO FINANCIAL STATEMENTS

 (CONTINUED)

September 30, 2018

e)

repurchase transaction, including accrued interest, at all times.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Company may be delayed or limited.   The Fund did not enter any repurchase agreements during 2018 or 2017.

f)

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

g)

Securities Sold Short - The Fund may make short sales. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination.  The Fund records a realized gain or loss when the short position is closed out.  The Fund does not have any open short positions on September 30, 2018.

h)

Securities Purchased on Margin – The Fund may purchase securities on margin in which case the Fund does not fully pay for securities purchased and borrows amounts to settle the purchase. No securities were purchased on margin during the year ended on September 30, 2018. During this period, the fund paid no margin interest.

3. INVESTMENT TRANSACTIONS

The aggregate amounts of security transactions during the year ended September 30, 2018 (excluding repurchase agreements and short-term securities), were as follows:

Other than

U.S. Govt.     U.S. Govt.

Securities       Securities

Purchases

              $420,728

Proceeds from sales           $101,495

As of September 30, 2018, the gross unrealized appreciation for all securities totaled $3,406 and the gross unrealized depreciation for all securities totaled $(118,000) for a net unrealized depreciation of $(114,594) for tax purposes.  The aggregate cost of securities including cash and money funds on September 30, 2018 was $892,821.

4. INVESTMENT ADVISORY AND OTHER               AGREEMENTS

The Fund has entered into an Investment Advisory Agreement with Upright Financial Corporation (“Adviser”).  Pursuant to its Investment Advisory Agreement with the Fund, the Adviser is entitled to receive a fee, calculated at an annual rate of 1.50% of its daily net assets.  The Fund has accrued $3,933 of adviser fees through September 30, 2018. During the period ended September 30, 2018 the Fund incurred $3,910 in advisory fees.  The adviser reimbursed the fund $4,433 to keep the expense ratio at 1.75% as stated in the prospectus.

Upright Financial Corporation is the Fund’s administrator (the “Administrator”). As compensation for services rendered to the Fund, the Administrator is entitled to receive a fee. The Fund shall pay to the Administrator at the end of each calendar month a fee at the annual rate of 0.45% of the Fund’s daily net assets for the first $10 million of daily net assets, 0.40% of the Fund’s daily net assets for daily net assets between $10 million to $20 million, and 0.35% of the Fund’s daily net assets for average daily net assets over $20 million.

The Fund has accrued $2,896 of administrative fees through September 30, 2018. During the period ended September 30, 2018, the Fund incurred $2,888 in administrative fees.

The investment advisor has paid the trustee fee personally. Accordingly, the trustee fee payable is due to him.

Mutual Shareholder Services serves as transfer agent and US Bank serves as custodian.

David Y.S. Chiueh is an officer of Upright Financial Corporation, the Fund Adviser.  He is also an officer and trustee of the Fund

5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of September 30, 2018, the components of distributable earnings on a tax basis were as follows:

NOTES TO FINANCIAL STATEMENTS

(CONTINUED)

SEPTEMBER 30, 2018

Ordinary losses	$ (8,299)
Accumulated net realized losses on investments	(14,531)
Unrealized depreciation on investments	(114,594)
Total distributable losses	$ 137,424

The tax character of distributions paid for the year ended September, 2018 was as follows:

	Ordinary Income	Net Long Term Capital Gains	Total Distributions
9/30/18	$0	$0	$0

6. SUBSEQUENT EVENTS

Management has determined that no material events or transactions occurred through the date on which these financial statements were issued that would require recognition or disclosure in these financial statements

7. RESTATEMENT

Subsequent to the issuance of the Fund’s financial statements for the year ended September 30, 2018, the Fund determined that expense ratio of the Fund exceeded the ratio allowed in the Prospectus, and thus the accrued advisory fees were over accrued.  The following summarizes the impact of the restatement:

	Original	Adjust	Restated
Liabilities	$12,911	$(4,433)	$ 8,478
Net assets	765,316	4,433	769,749

Net asset value	$ 8.03	$ 0.05	$ 8.08

Net investment loss	(12,732)	4,433	(8,299)

Upright Assets Allocation Plus Fund

Boyle CPA, LLC

Certified Public Accountant & Consultant

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and

Shareholders of Upright Assets Allocation Plus Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Upright Assets Allocation Plus Fund (the “Fund”) as of September 30, 2018, the related statements of operations and changes in nets assets for the year then ended, and the related notes (collectively referred to as the “financial statements”) and the financial highlights for the year ended September 30, 2018.  In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2018, and the results of its operations, changes in net assets and financial highlights for the year ended September 30, 2018, in conformity with accounting principles generally accepted in the United States of America

Basis of Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2018, by correspondence with the custodian and broker, or by other appropriate auditing procedures where replies from brokers were not received. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provide a reasonable basis for our opinion.

See Note 7 as to Restatement.

/s/ Boyle CPA, LLC

We have served as the Company’s auditor since 2018

Bayville, NJ

July 8, 2019

361 Hopedale Drive SE

P (732) 822-4427

Bayville, NJ 08721

        F (732) 510-0665

Availability of Quarterly Schedule of Investments (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330

FUND EXPENSES (Unaudited)

A shareholder of each Fund incurs two types of costs: (1) transaction costs, such as sales charge if applied, and (2) ongoing costs, including investment advisory fees and other fund expenses. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2017 through September 30, 2018.

Actual Expenses

The first line of the table below provides information about actual account values and actual expense. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000, then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Upright Assets Allocation Plus Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2017	September 30, 2018	October 1, 2017 to September 30, 2018

Actual	$1,000.00	$807.04	$10.80
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.05	$12.03

* Expenses are equal to the Fund's annualized expense ratio of 2.39%, multiplied by the average account value over the period, multiplied by

Upright Assets Allocation Plus Fund

Security Holdings by Industry Sector

September 30, 2018
(Unaudited)

The following chart gives a visual breakdown of the Fund by industry sectors. The underlying securities represent a percentage of the portfolio investments.

Upright Asset Allocation Fund Holdings
as of 9/30/2018
Energy, 2.44%
Household, 1.09%
Real Estate -ETF, 2.11%
IC Design, 19.21%
Cash and Money
Funds, 76.85%

The pie chart calculation is based on Total Investments of $769,749.

Upright Assets Allocation Plus Fund

Approval of the Advisory Contract (Unaudited)

Approval of Investment Advisory Contract.  At a meeting held on August 22, 2018, the Board of Trustees, including the Independent Trustee, unanimously renewed the Investment Advisory Agreement between the Fund and the Adviser.  To assist the Board in their evaluation of the Investment Advisory Agreement, the Board was supplied with supporting information from the Adviser in advance of the meeting.  The following describes the material factors and conclusions that formed the basis for the Board's approval of the New Investment Management Agreement.

Fund and Adviser Performance. The Board reviewed the performance returns of the Fund as compared with various benchmarks for different time periods.  Specifically, they were presented with average annual total returns of the Fund for various time periods, as compared to the returns of a peer group of funds and the S&P 500 Index.  The Trustees noted that the Fund's performance compared favorably to the peer group, and its relevant benchmark on a consistent basis.  The Board also took into consideration that the Fund tended to outperform its peers in both up and down markets.  Finally, the Board noted the Fund's low portfolio turnover rate and its high tax efficiency ranking.  The Board concluded that the Fund's performance history makes a compelling case that the Adviser had consistently and successfully managed the Fund in accordance with its stated objectives.

Nature, Quality, and Extent of Services Provided.  When discussing the nature, quality and extent of services that the Adviser provides the Fund, it was noted that, in addition to managing the Fund's portfolio, essentially all of the business of operating the Fund is conducted by the Adviser.  The Board also analyzed the Adviser's experience and the capabilities of the portfolio manager.  The Board noted that the level of shareholder redemptions historically has been extremely low, which they concluded is a reflection of the quality of the services provided by the Adviser.  Taking into account the personnel involved in servicing the Fund, as well as an impressive shareholder redemption ratio, the Board concluded that the services provided to the Fund by the Adviser were superior.

Comparison with Other Contracts and Other Clients.  The Board discussed at length the advisory fee of 1.5% of daily net assets and approved the change of the rate.

The Board noted that while that the Adviser received an Administrative Fee of 0.45% of daily net assets, the fee was well below the level necessary to cover expenses.  Starting from 10/01/2014, the rate was changed as follows. The Fund shall pay the Administrator at the end of each calendar month a fee at the annual rate of 0.45% of the Fund’s average daily net assets for the first $10 million of average daily net assets, 0.40% of the Fund’s average daily net assets for average daily net assets between $10 million to $20 million, and 0.35% of the Fund’s average daily net assets for average daily net assets over $20 million.

Cost of Services and Profits to be realized by the Adviser.  In considering the profits realized by the Adviser, the Board found that while the Adviser was realizing a reasonable profit from its advisory services to the Fund, it was incurring losses on the administrative services it provided to the Fund.  Consequently, the Board concluded that the Adviser was merely breaking even on its overall relationship with the Fund.

Economies of Scale.  The Trustees received and considered information regarding whether the Adviser had realized economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale.  The Board noted that the Fund's total expense ratio has generally declined as net assets have increased.  The Board also noted that the Adviser's profitability has remained low.  Noting that Fund shareholders have benefited from economies of scale as the Fund's net assets have grown due to the efforts of the administrator and the Adviser, the Board concluded that the Fund's fee structure is reasonable and that economies of scale have been realized by shareholders despite the absence of asset-level breakpoints.

Other Benefits. The Board considered other benefits to the Adviser as a result of its relationship to the Fund.  Aside from the management fee, the Board considered the Adviser's receipt of an administrative fee.  After reviewing the administrative services provided by the Adviser, the Board considered this benefit to be reasonable.  The Adviser does not receive soft dollar credits, nor does it execute portfolio transactions through affiliated brokers.

The Board did not identify any single factor discussed previously as all-important or controlling in their determination to renew the Investment Advisory Agreement. The Board, including the Independent Trustee, unanimously concluded that the terms of the Investment Advisory Agreement are fair and reasonable and that the Adviser's fees are reasonable in light of the services provided to the Fund and the benefits received by the Advisor.

Mr. David Chiueh owns 100% of the stock of the Advisory, Upright Financial Corporation.

TRUSTEES AND OFFICERS (Unaudited)

The Board of Trustees supervises the business activities of the Trust.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.  A majority of Upright‘s board members are independent, meaning that they have no affiliation with Upright or the funds they oversee.

The Fund is not part of a “fund complex”.  The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Year of Birth	Position(s) Held With the Trust	Principal Occupations During Past 5 Years	Other Directorships Held by Trustee
David Y.S. Chiueh[1] 349 Ridgedale Ave, East Hanover NJ 07936 Year of Birth: 1957	Trustee since 1998; Chairman of the Board and Chief Executive Officer since 1998	President of the Investment Adviser since 1990; He held the license of Certified Financial Planner since 1991.	None

1 David Y.S Chiueh is “interested persons” of the Trust because he is officer of the Trust.  In addition, he may be deemed to be “interested persons” of the Trust because he is officer of the Fund’s adviser.

Upright Assets Allocation Plus Fund

The following table provides information regarding each Trustee who is a “Non-interested person” of the Trust, as defined in the Investment Company Act of 1940.

Independent Trustees (unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Carol Jou

349 Ridgedale Ave,

East Hanover

NJ 07936

Year of Birth: 1964

Alice Chen

349 Ridgedale Ave,

East Hanover

NJ 07936

Year of Birth: 1962

Evelyn Kung

349 Ridgedale Ave,

East Hanover

NJ 07936

Marco Yeh

349 Ridgedale Ave,

East Hanover

NJ 07936

Year of Birth: 1962

	Trustee Trustee Trustee Trustee	Since December 2005/ Indefinite Since November 2009/ Indefinite Since November 2009/ Indefinite Since November 2009/ Indefinite

Manager, Novartis Pharmaceutical Corporation

(2005 to present)

IT application systems Engineer, Schering-Plough Pharmaceutical Corporation, Kenilworth (2001 to 2005)

Controller, Great China Chartering & Agency Corp. at New Jersey & Shanghai, China

Senior

Administrator,

J&M Manufacturing

Corp, New Jersey

Active CPA practitioner/business owner since 1989

Eunice Industry Corp. Industry City, CA

President 2007

				3 3 3 3	None Alice N Chen Bing B Chen JTWROS None None

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request by calling the Fund at 973-533-1818.

Investment Adviser & Administrator

Upright Financial Corporation

349 Ridgedale Ave.

East Hanover, NJ 07936

Custodian

US Bank

1555 N. River Center Drive

Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Boyle CPA, LLC

361 Hopedale Drive SE

Bayville, NJ 08721

(732)-822-4427

Transfer Agent

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Trustees

David Y.S. Chiueh

Alice Chen

Carol Jou

Evelyn Kung

Marco Yeh

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ David Y.S Chiueh

David Y.S Chiueh

Trustee

Date: July 19, 2019

By : /s/ David Y.S Chiueh

David Y.S Chiueh

Chief Financial Officer

Date: July 19, 2019

Item 2. Code of Ethics.

(a)   As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)   For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)   Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)   Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)   Compliance with applicable governmental laws, rules, and regulations;

(4)   The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c)   Amendments

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The Board of Directors has created a permanent audit committee, on 10/10/03, the current head is Ms. Alice Chen, who is qualified as financial expert under current SEC regulations.   She has more than 20 years of experience in the field.  Each member of the audit committee is “independent”, as that term is defined under applicable law.  The audit committee meets at least annually with the independent accountants (CPA) and executive officers of the Company.  The audit committee reviews, among other matters, the accounting principles being applied by the Company in financial reporting, the scope and adequacy of internal controls, and the responsibilities and fees of the independent accountants.  The recommendations of the audit committee are reported to the full Board.

Item 4. Principal Accountant Fees and Services.

(a)  Audit Fees

FY 2018

$2,000

FY 2017

$0

(b) Audit-Related Fees

FY 2018

$ 0

FY 2017

$ 0

Nature of the fees:

N/A

(c) Tax Fees

FY 2018

$ 0

FY 2017

$ 0

Nature of the fees:

N/A

(d)  All Other Fees

FY 2018

$ 0

FY 2017

$ 0

Nature of the fees:

N/A

(e)

(1) Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Percentages of Services Approved by the Audit Committee

Audit-Related Fees:

100%

Tax Fees:

100%

All Other Fees:

100%

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)  The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

FY 2018

$ 0

FY 2017

$ 0

(h)  The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)  Based on an evaluation of the registrant’s disclosure controls and procedures as of September 30, 2013, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) EX-99.CODE ETH.  Filed herewith.

(a)(2) EX-99.CERT.  Filed herewith.

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)  EX-99.906CERT.  Filed herewith.

Upright Assets Allocation Plus Fund

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Upright Investments Trust

By /s/David Y.S. Chiueh

*David Y.S. Chiueh

Chief Executive Officer

Date: July 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/David Y.S. Chiueh

*David Y.S. Chiueh

Chief Executive Officer

Date: July 19, 2019

By : /s/ David Y.S Chiueh

David Y.S. Chiueh

Chief Financial Officer

Date: July 19, 2019

* Print the name and title of each signing officer under his or her signature.

Upright Growth and Income Fund

_____________________________________________________________________________________________

ANNUAL REPORT

_____________________________________________________________________________

Upright Growth and Income Fund

____________________________________________________________________________________________

September 30, 2018

____________________________________________________________________________________________

Shareholders Letter…………………………………………………………………………………………3

Schedule of Investments ……………………………………………………………….…………………..6

Statement of Assets and Liabilities…………………………………………………………………………7

Statement of Operations…………………………………………………………………….………………8

Statements of Changes in Net Assets………………………………………………………….……………9

Financial Highlights………………………………………………………………………………………...10

Notes to Financial Statements………………………………………………………………………………11

Report of Independent Registered Public Accounting Firm………………………………………………..14

Fund Expense……………………………………………………………………………………………….15

Security Holdings By Industry Sector……………………………………………………………………....16

Trustees and Officers………………………………………………………………………………………..18

Upright Growth and Income Fund

July 19, 2019

Dear Valued Shareholder:

We would like to present the Annual Report of Upright Growth and Income Fund for the fiscal year from October 1, 2017 to September 30, 2018.  The Fund decreased 38.86% while the S&P 500 Index increased 5.85% for the same period.  We will discuss the reasons why the Fund is lagging the benchmark in the section below titled as such.

Market Review

The US stock market showed strong momentum and gain after 2008 financial crisis, but two well-known indicators were running high during that time. As of September 30, 2018, the Shiller PE ratio is 31, which means it is 85% higher than the historical mean of 16.7.  The second indicator is the so called Buffett indicator where the market valuation is based on the ratio of total market cap over GDP, this number currently reads 150%, also heading towards the overheated 161% during the high tech bubble in 2000, and well over the 110% during the financial crisis of 2008.

These two indicators show that the US market is not cheap anymore, you may even call this time a period of certain bubble.  A market correction is inevitable; sooner or later it will occur.

Point to ponder, at what level would the market correction be?  Some investors were curious if it would be another 50% correction as in 2008.  I personally believe the chance is quite slim due to the following two reasons:

1)  Low interest rate environment

As of end of September, 10-year treasury notes are yielding 3.15% then drop to 2.85% as of this writing, up from 2.3% one year ago.

Turning back the clock to high tech bubble era of 2000, 10-year notes were running at 6% yields while stock dividend at 2%.  During that time, any slightest disturbance in the market would send funds scrambling to bonds. However, this is not the case today.

2) Strong corporate earnings growth

Let me provide some statistics.  At 2014 year end, S&P500 earnings growth was just 2%, 2015 year-end earnings recorded a decline, 2016 year end posted 9% growth, and at the end of first quarter 2017, S&P500 earnings reached a spectacular 16% growth, which I stated in the prior report. One year later, S&P500 earnings delivered double digit growth around 16% for consecutive 7 quarters. These two factors may be good reasons the market can be supported at relatively higher level and may not collapse like 2008.

Another point, will the market make some severe correction perhaps over 20%?  I do not know, but if Fed increases interest rate and eases inflation concerns causing a market correction, and in turn making market valuation to approach fair value, it is healthy and good for the market in the long run.  Also, if corporate earnings kept up with double digit earnings growth, it may be like 1994, even after raising interest 7 times and some setback in the stock market for a short period, the bull market went on for five more years.

Reasons Fund performance lagged benchmark in the past year

The Fund kept more than 60% cash since inception (10/10/2017) waiting for market correction due to stock valuation concerns.  This judgment seems correct.  In our current portfolio holdings, 5 among of 7 securities are profitable, namely Abbvie Inc, Merck, Walt Disney, Exxon Mobil and Teva Pharmaceutical. These were all purchased during the correction then turn out to be profitable.  They were good calls.  However, GE and Himax Technologies are two big losses causing the portfolio to temporarily lag the market.  In the next two years we see potential to make a turnaround.

Conclusion

Do not let short-term uncertainty derail long-term investment goal. Periods of ambivalence can present challenges.  Correction is also inevitable for the market that is continually reaching new highs. We deem it healthy and necessary, while at the same time we pay close attention to market and stock valuations. We appreciate your trust and business, and will always strive to achieve outstanding performance although it may face headwind sometimes.

Sincerely,

David Y. S. Chiueh

Portfolio Manager

Upright Growth and Income Fund

Upright Growth and Income Fund performance summary
updddx Value
S&P500 Value
BND value
14,000
12,000
10,000
8,000
6,000
4,000
2,000
-
10/1/2017
12/1/2017
2/1/2018
4/1/2018
6/1/2018
8/1/2018
11,790
9,847
8,560

This chart reflects a ten-year comparison in the change in value of a hypothetical $10,000 investment in the Fund, including reinvested dividends and distributions, compared with a broad-based securities market index.   Returns shown assume reinvestment of all dividends.  Performance reflects expense reimbursements and fee waivers in effect and do not reflect the sales charges.  Absent expense reimbursement and fee waivers, total returns would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

S&P 500 Stock Index - An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

Average Annual Returns

For the Periods ended September 30, 2018

Since Inception （10/10/2017）
Upright Growth & Income Fund (UPDDX)	-14.43%
S&P 500	17.90%
Spliced BloomBarc USAgg Fit Adjlx*	-1.53%

Schedule of Investments As of September 30, 2018

Description	Number of Shares	Market Value
-------------------------	---------------	---------------
Equities
Drug Manufacturer-other 9.43%
AbbVie Inc.	100	9,458
Merck & Co., Inc.	300	21,282
Teva Pharmaceutical Industries Limited	2,000	43,080
		---------------
		73,820
Electrical Industry 1.44%
General Electric Company	1,000	11,290

Leisure 4.48%
The Walt Disney Company	300	35,082

Oil 3.26%
Exxon Mobil Corporation	300	25,506

IC Design 18.77%
Himax Technologies, Inc.	25,000	147,000

		---------------
Total Common Stock (Cost 407,339)		292,698

Cash and Money Funds 64.11%
Total Cash (Cost 502,080)		502,080
		---------------
Total Investment Portfolio (Cost 909,419) 101.49%		794,778

Liabilities in Excess of Other Assets- (1.49%)		(11,576)

Net Assets - 100%		783,202

Statement of Assets and Liabilities
September 30, 2018

ASSETS:
Investments, at market value (identified cost $909,419)	794,778
Total Assets	$794,778

LIABILITIES:
Investment adviser fees	6,766
Administrative fees	2,902
Accrued expenses	1,908
Total Liabilities	$ 11,576

NET ASSETS	$783,202

NET ASSETS CONSIST OF:
Paid-in capital	884,655
Total distributable earnings (losses)	(101,453)
Net Assets (based on 91,184 shares outstanding)	$783,202

Net Asset Value, redemption price per share	$8.59

See accompanying notes to financial statements.

Upright Growth and Income Fund

Statement of Operations
For the Year Ended September 30, 2018

INVESTMENT INCOME:
Dividend income (net of Foreign taxes withheld $0)	3,281
Interest income	-

Total investment income	$3,281

EXPENSES:
Investment advisory fees	6,672
Administrative fees	2,873
Custodian fees	636
Auditors and legal fees	2,025
Blue sky fees	202
Insurance fees	201
Trustee fees	255
Miscellaneous	1,294
Total expenses	$14,158

NET INVESTMENT LOSS	$(10,877)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investment securities	24,065
Change in net depreciation on investments	(114,641)

Total realized and unrealized loss on investments-net	$(90,576)
$(101,453)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS

See accompanying notes to financial statements.

Statements Of Changes In Net Assets

For the Years Ended September 30
2018
OPERATIONS
Net investment loss	(10,877)
Net realized gain on investment transactions	24,065
Net change in unrealized depreciation on investments	(114,641)
Net decrease in net assets from operations
$(101,453)
Distributions to Shareholders
From realized gains from securities transactions	$-

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	884,655
Payments for shares redeemed	-
Reinvestment of distributions	-
Net increase in net assets from capital share transactions	884,655

TOTAL INCREASE IN NET ASSETS	$783,202

NET ASSETS:
Beginning of year	-
End of year	$783,202

CHANGES IN SHARES OUTSTANDING
Shares sold	91,184
Shares reinvested	-
Shares redeemed	-
Net increase in shares outstanding	91,184

See accompanying notes to financial statements.

Financial Highlights
Year Ended September 30, 2018
2018
PER SHARE DATA
Net asset value, beginning of year	10.00
Investment operations:
Net investment income	(0.13)
Net realized and unrealized gain (loss) on investments	(1.28)

Total from investment operations	(1.41)

Less distributions from net realized gains	-

Net asset value, end of year	8.59

TOTAL RETURN	-14.11%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	783.20
Ratio of net expenses to average net assets	1.95%
Ratio of net investment loss to average net assets	-1.50%
Portfolio turnover rate	31.38%

See accompanying notes to financial statements.

Upright Growth and Income Fund

Upright Growth and Income Fund

NOTES TO FINANCIAL STATEMENTS

September, 2018

 1. ORGANIZATION

The Upright Investments Trust (the “Trust”) was organized as a business trust under the laws of the State of Delaware under a Certificate of Formation dated March 4, 1998, and is registered as an open end, diversified management Investment Company under the Investment Company Act of 1940.  The Certificate of Formation provides for an unlimited number of authorized shares of beneficial interest, which may, without shareholder approval, be divided into an unlimited number of series of such shares.  The Trust presently includes the Upright Growth and Income Fund (the “Fund”).  The principal investment objective of the Fund is to provide long-term growth of capital, with income as a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

a)

Fair Value Measurements

ASC 820-10 establishes a three-tier framework for measuring fair value based upon a hierarchy of inputs.  The three levels of inputs are:

Level 1 – Unadjusted quoted prices active in markets for identical investments.

Level 2 – Other significant observable inputs (including quoted prices for identical investments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default risk and similar data.)

Level 3 – Significant unobservable inputs, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, and would be based upon the best available information.

The following table summarizes the inputs used to value the Fund’s investments as of September 30, 2018.

Level 1

         $794,778

Level 2

-

Level 3

-

Total

         $794,778

b)

Investment Valuation

All of the Fund’s investments consist of listed equity securities or money market funds.  The listed equity securities are traded on a national securities exchange (or reported on the NASDAQ national market) and are valued at the last quoted sales price on the day the valuation is made.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Equity securities which are listed on an exchange but which are not traded on the valuation date are valued at the current bid prices.

Money market funds are valued at their closing net asset value on the day the valuation is made.

c)

Federal Income Taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

Tax basis components of distributable earnings - There is no undistributed ordinary income.

Distributions to Shareholders - Distributions from net investment income, if any, are declared and paid annually.  Distributions of the Fund’s net realized capital gains, if any, are declared at least annually.  Distributions are recorded on the Ex-dividend date.

The fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP.  These reclassifications are due to differing treatment for items such as deferral of wash sales and net operating losses.

Other - Investment and shareholder transactions are recorded on the trade date.  Gains and losses on securities transactions are determined on the basis of identified cost.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

d)

Repurchase Agreements - In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of         the repurchase transaction, including accrued

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

September 30, 2018

interest, at all times.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Company may be delayed or limited.   The Fund did not enter any repurchase agreements during 2018 or 2017.

e)

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

f)

Securities Sold Short - The Fund may make short sales. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination.  The Fund records a realized gain or loss when the short position is closed out.  The Fund does not have any open short positions on September 30, 2018.

g)

Securities Purchased on Margin – The Fund may purchase securities on margin in which case the Fund does not fully pay for securities purchased and borrows amounts to settle the purchase. No securities were purchased on margin during the year ended on September 30, 2018. During this period, the fund paid no margin interest.

3. INVESTMENT TRANSACTIONS

The aggregate amounts of security transactions during the year ended September 30, 2018 (excluding repurchase agreements and short-term securities), were as follows:

Other than

U.S. Govt.     U.S. Govt.

Securities       Securities

Purchases

              $465,934

Proceeds from sales           $82,667

As of September 30, 2018, the gross unrealized appreciation for all securities totaled $23,981 and the gross unrealized depreciation for all securities totaled $(138,622) for a net unrealized depreciation of $(114,641) for tax purposes.  The aggregate cost of securities including cash and money funds on September 30, 2018 was $909,419.

4. INVESTMENT ADVISORY AND OTHER               AGREEMENTS

The Fund has entered into an Investment Advisory Agreement with Upright Financial Corporation (“Adviser”).  Pursuant to its Investment Advisory Agreement with the Fund, the Adviser is entitled to receive a fee, calculated at an annual rate of 1.50% of its daily net assets.  The Fund has accrued $6,766 of adviser fees through September 30, 2018. During the period ended September 30, 2018 the Fund incurred $6,672 in advisory fees.  The adviser reimbursed the fund $2,906 to keep the expense ratio at 1.95% as stated in the prospectus.

Upright Financial Corporation is the Fund’s administrator (the “Administrator”). As compensation for services rendered to the Fund, the Administrator is entitled to receive a fee. The Fund shall pay to the Administrator at the end of each calendar month a fee at the annual rate of 0.45% of the Fund’s daily net assets for the first $10 million of daily net assets, 0.40% of the Fund’s daily net assets for daily net assets between $10 million to $20 million, and 0.35% of the Fund’s daily net assets for average daily net assets over $20 million.

The Fund has accrued $2,902 of administrative fees through September 30, 2018. During the period ended September 30, 2018, the Fund incurred $2,873 in administrative fees.

The investment advisor has paid the trustee fee personally. Accordingly, the trustee fee payable is due to him.

Mutual Shareholder Services serves as transfer agent and US Bank serves as custodian.

David Y.S. Chiueh is an officer of Upright Financial Corporation, the Fund Adviser.  He is also an officer and trustee of the Fund

5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of September 30, 2018, the components of distributable earnings on a tax basis were as follows:

NOTES TO FINANCIAL STATEMENTS

(CONTINUED)

SEPTEMBER 30, 2018

Ordinary losses	$ (10,877)
Accumulated net realized gains on investments	24,065
Unrealized appreciation on investments	(114,641)
Total distributable losses	$(101,453)

The tax character of distributions paid for the year ended September 30, 2018 was as follows:

	Ordinary Income	Net Long Term Capital Gains	Total Distributions
9/30/18	$0	$0	$0

6. SUBSEQUENT EVENTS

Management has determined that no material events or transactions occurred through the date on which these financial statements were issued that would require recognition or disclosure in these financial statements.

7. RESTATEMENT

Subsequent to the issuance of the Fund’s financial statements for the year ended September 30, 2018, the Fund determined that expense ratio of the Fund exceeded the ratio allowed in the Prospectus, and thus the accrued advisory fees were over accrued.  The following summarizes the impact of the restatement:

	Original	Adjust	Restated
Liabilities	$14,482	$(2,906)	$ 11,576
Net assets	780,296	2,906	783,202

Net asset value	$ 8.56	$ 0.03	$ 8.59

Net investment loss	(13,783)	2,906	(10,877)

Upright Growth and Income Fund

Boyle CPA, LLC

Certified Public Accountant & Consultant

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and

Shareholders of Upright Growth and Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Upright Growth and Income Fund (the “Fund”) as of September 30, 2018, the related statements of operations and changes in nets assets for the year then ended, and the related notes (collectively referred to as the “financial statements”) and the financial highlights for the year ended September 30, 2018.  In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2018, and the results of its operations, changes in net assets and financial highlights for the year ended September 30, 2018, in conformity with accounting principles generally accepted in the United States of America

Basis of Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2018, by correspondence with the custodian and broker, or by other appropriate auditing procedures where replies from brokers were not received. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provide a reasonable basis for our opinion.

See Note 7 as to Restatement.

/s/ Boyle CPA, LLC

We have served as the Company’s auditor since 2018

Bayville, NJ

July 8, 2019

361 Hopedale Drive SE

P (732) 822-4427

Bayville, NJ 08721

           F (732) 510-0665

Upright Growth and Income Fund

Availability of Quarterly Schedule of Investments (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330

FUND EXPENSES (Unaudited)

A shareholder of each Fund incurs two types of costs: (1) transaction costs, such as sales charge if applied, and (2) ongoing costs, including investment advisory fees and other fund expenses. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2017 through September 30, 2018.

Actual Expenses

The first line of the table below provides information about actual account values and actual expense. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000, then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Upright Growth and Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2017	September 30, 2018	October 1, 2017 to September 30, 2018

Actual	$1,000.00	$860.30	$10.88
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.30	$11.78

* Expenses are equal to the Fund's annualized expense ratio of 2.34%, multiplied by the average account value over the period, multiplied by

Upright Growth and Income Fund

Security Holdings By Industry Sector

September, 2018
(Unaudited)

The following chart gives a visual breakdown of the Fund by industry sectors. The underlying securities represent a percentage of the portfolio investments.

Upright Growth and Income Fund Holdings as of 9/30/2018
Electrical Industry 1.45%
Drug Manufacturer-other 9.46%
Leisure 4.50%
Oil 3.27%
IC Design 18.84%
Cash and Money Funds 62.49%

The pie chart calculation is based on Total Investments of $783,202.

Upright Growth and Income Fund

Approval of the Advisory Contract (Unaudited)

Approval of Investment Advisory Contract.  At a meeting held on August 22, 2018, the Board of Trustees, including the Independent Trustee, unanimously renewed the Investment Advisory Agreement between the Fund and the Adviser.  To assist the Board in their evaluation of the Investment Advisory Agreement, the Board was supplied with supporting information from the Adviser in advance of the meeting.  The following describes the material factors and conclusions that formed the basis for the Board's approval of the New Investment Management Agreement.

Fund and Adviser Performance. The Board reviewed the performance returns of the Fund as compared with various benchmarks for different time periods.  Specifically, they were presented with average annual total returns of the Fund for various time periods, as compared to the returns of a peer group of funds and the S&P 500 Index.  The Trustees noted that the Fund's performance compared favorably to the peer group, and its relevant benchmark on a consistent basis.  The Board also took into consideration that the Fund tended to outperform its peers in both up and down markets.  Finally, the Board noted the Fund's low portfolio turnover rate and its high tax efficiency ranking.  The Board concluded that the Fund's performance history makes a compelling case that the Adviser had consistently and successfully managed the Fund in accordance with its stated objectives.

Nature, Quality, and Extent of Services Provided.  When discussing the nature, quality and extent of services that the Adviser provides the Fund, it was noted that, in addition to managing the Fund's portfolio, essentially all of the business of operating the Fund is conducted by the Adviser.  The Board also analyzed the Adviser's experience and the capabilities of the portfolio manager.  The Board noted that the level of shareholder redemptions historically has been extremely low, which they concluded is a reflection of the quality of the services provided by the Adviser.  Taking into account the personnel involved in servicing the Fund, as well as an impressive shareholder redemption ratio, the Board concluded that the services provided to the Fund by the Adviser were superior.

Comparison with Other Contracts and Other Clients.  The Board discussed at length the advisory fee of 1.5% of daily net assets and approved the change of the rate.

The Board noted that while that the Adviser received an Administrative Fee of 0.45% of daily net assets, the fee was well below the level necessary to cover expenses.  Starting from 10/01/2014, the rate was changed as follows. The Fund shall pay the Administrator at the end of each calendar month a fee at the annual rate of 0.45% of the Fund’s average daily net assets for the first $10 million of average daily net assets, 0.40% of the Fund’s average daily net assets for average daily net assets between $10 million to $20 million, and 0.35% of the Fund’s average daily net assets for average daily net assets over $20 million.

Cost of Services and Profits to be realized by the Adviser.  In considering the profits realized by the Adviser, the Board found that while the Adviser was realizing a reasonable profit from its advisory services to the Fund, it was incurring losses on the administrative services it provided to the Fund.  Consequently, the Board concluded that the Adviser was merely breaking even on its overall relationship with the Fund.

Economies of Scale.  The Trustees received and considered information regarding whether the Adviser had realized economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale.  The Board noted that the Fund's total expense ratio has generally declined as net assets have increased.  The Board also noted that the Adviser's profitability has remained low.  Noting that Fund shareholders have benefited from economies of scale as the Fund's net assets have grown due to the efforts of the administrator and the Adviser, the Board concluded that the Fund's fee structure is reasonable and that economies of scale have been realized by shareholders despite the absence of asset-level breakpoints.

Other Benefits. The Board considered other benefits to the Adviser as a result of its relationship to the Fund.  Aside from the management fee, the Board considered the Adviser's receipt of an administrative fee.  After reviewing the administrative services provided by the Adviser, the Board considered this benefit to be reasonable.  The Adviser does not receive soft dollar credits, nor does it execute portfolio transactions through affiliated brokers.

The Board did not identify any single factor discussed previously as all-important or controlling in their determination to renew the Investment Advisory Agreement. The Board, including the Independent Trustee, unanimously concluded that the terms of the Investment Advisory Agreement are fair and reasonable and that the Adviser's fees are reasonable in light of the services provided to the Fund and the benefits received by the Advisor.

Mr. David Chiueh owns 100% of the stock of the Advisory, Upright Financial Corporation.

TRUSTEES AND OFFICERS (Unaudited)

The Board of Trustees supervises the business activities of the Trust.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.  A majority of Upright‘s board members are independent, meaning that they have no affiliation with Upright or the funds they oversee.

The Fund is not part of a “fund complex”.  The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Year of Birth	Position(s) Held With the Trust	Principal Occupations During Past 5 Years	Other Directorships Held by Trustee
David Y.S. Chiueh[1] 349 Ridgedale Ave, East Hanover NJ 07936 Year of Birth: 1957	Trustee since 1998; Chairman of the Board and Chief Executive Officer since 1998	President of the Investment Adviser since 1990; He held the license of Certified Financial Planner since 1991.	None

1 David Y.S Chiueh is “interested persons” of the Trust because he is officer of the Trust.  In addition, he may be deemed to be “interested persons” of the Trust because he is officer of the Fund’s adviser.

Upright Growth and Income Fund

The following table provides information regarding each Trustee who is a “Non-interested person” of the Trust, as defined in the Investment Company Act of 1940.

Independent Trustees (unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Carol Jou

349 Ridgedale Ave,

East Hanover

NJ 07936

Year of Birth: 1964

Alice Chen

349 Ridgedale Ave,

East Hanover

NJ 07936

Year of Birth: 1962

Evelyn Kung

349 Ridgedale Ave,

East Hanover

NJ 07936

Marco Yeh

349 Ridgedale Ave,

East Hanover

NJ 07936

Year of Birth: 1962

	Trustee Trustee Trustee Trustee	Since December 2005/ Indefinite Since November 2009/ Indefinite Since November 2009/ Indefinite Since November 2009/ Indefinite

Manager, Novartis Pharmaceutical Corporation

(2005 to present)

IT application systems Engineer, Schering-Plough Pharmaceutical Corporation, Kenilworth (2001 to 2005)

Controller, Great China Chartering & Agency Corp. at New Jersey & Shanghai, China

Senior

Administrator,

J&M Manufacturing

Corp, New Jersey

Active CPA practitioner/business owner since 1989

Eunice Industry Corp. Industry City, CA

President 2007

				3 3 3 3	None Alice N Chen Bing B Chen JTWROS None None

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request by calling the Fund at 973-533-1818.

Investment Adviser & Administrator

Upright Financial Corporation

349 Ridgedale Ave.

East Hanover, NJ 07936

Custodian

US Bank

1555 N. River Center Drive

Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Boyle CPA, LLC

361 Hopedale Drive SE

Bayville, NJ 08721

(732)-822-4427

Transfer Agent

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Trustees

David Y.S. Chiueh

Alice Chen

Carol Jou

Evelyn Kung

Marco Yeh

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ David Y.S Chiueh

David Y.S Chiueh

Trustee

Date: July 19, 2019

By : /s/ David Y.S Chiueh

David Y.S Chiueh

Chief Financial Officer

Date: July 19, 2019

Item 2. Code of Ethics.

(a)   As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)   For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)   Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)   Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)   Compliance with applicable governmental laws, rules, and regulations;

(4)   The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c)   Amendments

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The Board of Directors has created a permanent audit committee, on 10/10/03, the current head is Ms. Alice Chen, who is qualified as financial expert under current SEC regulations.   She has more than 20 years of experience in the field.  Each member of the audit committee is “independent”, as that term is defined under applicable law.  The audit committee meets at least annually with the independent accountants (CPA) and executive officers of the Company.  The audit committee reviews, among other matters, the accounting principles being applied by the Company in financial reporting, the scope and adequacy of internal controls, and the responsibilities and fees of the independent accountants.  The recommendations of the audit committee are reported to the full Board.

Item 4. Principal Accountant Fees and Services.

(a)  Audit Fees

FY 2018

$2,000

FY 2017

$0

(b) Audit-Related Fees

FY 2018

$ 0

FY 2017

$ 0

Nature of the fees:

N/A

(c) Tax Fees

FY 2018

$ 0

FY 2017

$ 0

Nature of the fees:

N/A

(d)  All Other Fees

FY 2018

$ 0

FY 2017

$ 0

Nature of the fees:

N/A

(e)

(1) Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Percentages of Services Approved by the Audit Committee

Audit-Related Fees:

100%

Tax Fees:

100%

All Other Fees:

100%

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)  The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

FY 2018

$ 0

FY 2017

$ 0

(h)  The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)  Based on an evaluation of the registrant’s disclosure controls and procedures as of September 30, 2013, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) EX-99.CODE ETH.  Filed herewith.

(a)(2) EX-99.CERT.  Filed herewith.

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)  EX-99.906CERT.  Filed herewith.

Upright Growth and Income Fund

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Upright Investments Trust

By /s/David Y.S. Chiueh

*David Y.S. Chiueh

Chief Executive Officer

Date: July 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/David Y.S. Chiueh

*David Y.S. Chiueh

Chief Executive Officer

Date: July 19, 2019

By : /s/ David Y.S Chiueh

David Y.S. Chiueh

Chief Financial Officer

Date: July 19, 2019

* Print the name and title of each signing officer under his or her signature.

Upright Growth Fund

_____________________________________________________________________________________________

ANNUAL REPORT

_____________________________________________________________________________

Upright Growth Fund

____________________________________________________________________________________________

September 30, 2018

Shareholders Letter…………………………………………………………………………………………1

Schedule of Investments ……………………………………………………………….…………………..4

Statement of Assets and Liabilities…………………………………………………………………………6

Statement of Operations…………………………………………………………………….………………7

Statements of Changes in Net Assets………………………………………………………….……………8

Financial Highlights………………………………………………………….……………………………..9

Notes to Financial Statements………………………………………………………………………………10

Report of Independent Registered Public Accounting Firm…………………………………………..……13

Fund Expense……………………………………………………………………………………………….14

Security Holdings By Industry Sector………………………………………………………………………15

Trustees and Officers………………………………………………………………………………………..16

Upright Growth Fund

July 19, 2019

Dear Valued Shareholder:

We would like to present the Annual Report of Upright Growth Fund for the fiscal year from October 1, 2017 to September 30, 2018.  The Fund decreased 37.97% while the S&P 500 Index increased 17.91% for the same period.  We will discuss the reasons why the Fund is lagging the benchmark in the section below titled as such.

Market Review

The US stock market showed strong momentum and gain after 2008 financial crisis, but two well-known indicators were running high during that time. As of September 30, 2018, the Shiller PE ratio is 31, which means it is 85% higher than the historical mean of 16.7.  The second indicator is the so called Buffett indicator where the market valuation is based on the ratio of total market cap over GDP, this number currently reads 150%, also heading towards the overheated 161% during the high tech bubble in 2000, and well over the 110% during the financial crisis of 2008.

These two indicators show that the US market is not cheap anymore, you may even call this time a period of certain bubble.  A market correction is inevitable; sooner or later it will occur.

Point to ponder, at what level would the market correction be?  Some investors were curious if it would be another 50% correction as in 2008.  I personally believe the chance is quite slim due to the following two reasons:

1)  Low interest rate environment

As of end of September, 10-year treasury notes are yielding 3.15% then drop to 2.85% as of this writing, up from 2.3% one year ago.

Turning back the clock to high tech bubble era of 2000, 10-year notes were running at 6% yields while stock dividend at 2%.  During that time, any slightest disturbance in the market would send funds scrambling to bonds. However, this is not the case today.

2) Strong corporate earnings growth

Let me provide some statistics.  At 2014 year end, S&P500 earnings growth was just 2%, 2015 year-end earnings recorded a decline, 2016 year end posted 9% growth, and at the end of first quarter 2017, S&P500 earnings reached a spectacular 16% growth, which I stated in the prior report. One year later, S&P500 earnings delivered double digit growth around 16% for consecutive 7 quarters. These two facts may be good reasons the market can be supported at relatively higher level and may not collapse like 2008.

Another point, will the market make some severe correction perhaps over 20%?  I do not know, but if Fed increases interest rate and eases inflation concerns causing a market correction, and in turn making market valuation to approach fair value, it is healthy and good for the market in the long run.  Also, if corporate earnings kept up with double digit earnings growth, it may be like 1994, even after raising interest 7 times and some setback in the stock market for a short period, the bull market went on for five more years.

Reasons Fund performance lagged benchmark in the past year

One of our major holdings Himax Technologies, Inc. (HIMX) is a semiconductor company which provides display imaging processing technologies worldwide. The company operates in two segments, Driver IC and Non-Driver Products.  It offers digital camera solutions, including complementary metal oxide semiconductor image sensors and wafer level optics for AR devices, 3D sensing, and machine vision, which are used in various applications.

HIMX is also a component provider for APPLE facial recognition, and was expected to be widely adopted by Android mobile phone companies. However, the timing for the implementation has been delayed, causing sale revenue to be not as expected which resulted in sell off of shares.  For the investors who follow this company, I would like to say the value of its technology and patents have reached its highest especially in Non-Driver Products including AR devices, 3D sensing, and machine vision, which are used in various applications and may very well be the future killer product.  With Himax’s clean balance sheet and high ownership percentage by the management team, I believe time will return fair value to this company.

Conclusion

Do not let short-term uncertainty derail long-term investment goal. Periods of ambivalence can present challenges.  Correction is also inevitable for the market that is continually reaching new highs. We deem it healthy and necessary, while at the same time we pay close attention to market and stock valuations. We appreciate your trust and business, and will always strive to achieve outstanding performance although it may face headwind sometimes.

Sincerely,

David Y. S. Chiueh

Portfolio Manager

Upright Growth Fund VS S&P 500
35,000
30,000
25,000
20,000
15,000
10,000
5,000
0
30,889
14,328
09/30/08
03/31/09
09/30/09
03/31/10
09/30/10
03/31/11
09/30/11
03/31/12
09/30/12
03/31/13
09/30/13
03/31/14
09/30/14
03/31/15
09/30/15
03/31/16
09/30/16
03/31/17
09/30/17
03/31/18
09/30/18
Upright Growth Fund
S&P 500

This chart reflects a ten-year comparison in the change in value of a hypothetical $10,000 investment in the Fund, including reinvested dividends and distributions, compared with a broad-based securities market index.   Returns shown assume reinvestment of all dividends.  Performance reflects expense reimbursements and fee waivers in effect and do not reflect the sales charges.  Absent expense reimbursement and fee waivers, total returns would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

S&P 500 Stock Index - An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

Average Annual Returns

For Periods ended September 30, 2018

	1 -Year	3 - Year	5 - Year	10 Year

Upright Growth Fund	-38.32%	-12.85%	9.19%	2.32%
S&P 500 Index	18.61%	10.81%	14.22%	7.44%

* Inception January 21, 1999

Upright Growth Fund

Schedule of Investments
As of September 30, 2018
Description	Number of Shares	Market Value
Equities
Bank Industry - 1. 23%
Bank of America Corporation	6,000	176,760

Basic Material - 1. 68%
Adient plc	208	8,176
BHP Billiton Limited ADR	800	39,872
DowDuPont Inc.	1,000	64,310
Steelcase Inc.	7,000	129,500
		241,858

Chemicals Specialty - 0. 05%
The Mosaic Company	200	6,496

Drug Manufacturer-other - 10. 79%
AbbVie Inc.	5,500	520,190
Teva Pharmaceutical Industries Limited	47,892	1,031,594
		1,551,784

Electronic Equipment - 11. 40%
Apple Inc.	6,500	1,467,310
Plug Power Inc. *	90,000	172,800
		1,640,110

Energy - 1. 81%
Direxion Daily Energy Bull 3X ETF	7,000	261,100

Engineering & Construction - 0.51%
Johnson Controls International plc	2,089	73,115

Generic Drug - 3. 51%
Bausch Health Companies Inc.	2,500	64,175
Mylan N.V. *	12,030	440,298
		504,473

Healthcare Services - 0.11%
CVS Health Corporation	200	15,744

Household - 0.08%
Whirlpool Corporation	100	11,875

Internet Services - 1.17%
Alphabet Inc.	100	119,347
Facebook, Inc.	300	49,338
		168,685

Insurance - 2.06%
Brighthouse Financial, Inc. *	227	10,042
Genworth Financial, Inc. *	40,500	168,885
MetLife, Inc.	2,500	116,800
		295,727

Leisure - 0.16%
The Walt Disney Company	200	23,388

Machinery - 0.11%
Caterpillar Inc.	100	15,249

Medical Supplies - 2. 80%
Abbott Laboratories	5,500	403,480

Oil - 0.40%
Chevron Corporation	300	36,684
Transocean Ltd. *	1,500	20,925
		57,609

Pharmaceutical - 0.66%
Lannett Company, Inc. *	20,000	95,000

Precious Metal - 0.23%
ProShares Ultra Gold *	1,000	32,750

Retail Special Lines - 2. 29%
Alibaba Group Holding Limited *	2,000	329,520

Semiconductor - 6. 34%
Silicon Motion Technology Corporation	3,000	161,100
Taiwan Semiconductor Manu	17,000	750,720
		911,820

Service - Restaurant - 0.08%
Starbucks Corporation	200	11,368

IC Design - 46. 57%
Himax Technologies, Inc.	1,139,400	6,699, 673

Total Common Stock (Cost 17,608,175)		13,527,584

Cash and Money Funds - 6. 40%
Total Cash (Cost 921,031)		921,031

Total Investment Portfolio (Cost 18,529,206) - 100. 44%		14,448,615

Liabilities In Excess of Other Assets (0. 44%)		(61,391)

Net Assets - 100%		14,387,224

* Non income producing securities

See accompanying notes to financial statements

Upright Growth Fund

Statement of Assets and Liabilities
September 30, 2018

ASSETS:
Investments, at market value (identified cost $18,529,206)	14,448,615
Dividends receivable	2,283
Accrued interest receivable	1,067

Total Assets	$14,451,965

LIABILITIES:
Accrued Investment advisory fees	30,975
Accrued Administrative fees	12,098
Accrued Auditing fees	10,569
Accrued Custodian fees	857
Accrued Trustee fees	3,715
Registration fees	3,073
Insurance fees	1,571
Miscellaneous	1,883

Total Liabilities	$64,741

NET ASSETS	$ 14,387,224

NET ASSETS CONSIST OF:
Paid-in capital	20,504,588
Total distributable earnings (losses)	(6,117,364)

Net Assets (based on 2,357,684 shares outstanding)	$ 14,387,224

Net Asset Value, redemption price per share	$ 6.10

See accompanying notes to financial statements

Upright Growth Fund

Statement of Operations
September 30, 2018

INVESTMENT INCOME:
Dividend income (net of Foreign taxes withheld $21,452)	242,038
Interest income	8,043

Total investment income	$250,081

EXPENSES:
Investment advisory fees	240,427
Administrative fees	69,107
Auditors and legal fees	15,135
Blue sky fees	1,503
Custodian fees	2,685
Insurance fees	1,095
Interest on margin loan	33,794
Trustee fees	215
Miscellaneous	15,434
Total expenses	$379,395

NET INVESTMENT LOSS	$ (129,314)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on investment securities	(1,450,314)
Change in net unrealized depreciation on investments	(5,668,252)

Total realized and unrealized loss on investments-net	$ (7,118,566)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (7,,247,880)
See accompanying notes to financial statements

Upright Growth Fund

STATEMENT OF CHANGES IN NET ASSETS

	For the Years Ended
	September 30
	2018	2017
OPERATIONS
Net investment loss	(129,314)	(114,630)
Net realized gain (loss) on investment transactions	(1,450,314)	373,722
Net change in unrealized depreciation on investments	(5,668,252)	(1,041,090)
Net decrease in net assets from operations	$(7,247,880)	$(781,998)

Distributions to Shareholders
From realized gains from securities transactions	$(521,839)	$(1,670,766)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	5,702,004	9,394,527
Payments for shares redeemed	(630,118)	(2,074,225)
Reinvestment of distributions	521,839	1,670,766
Net increase in net assets from capital share transactions	5,593,725	8,991,068

TOTAL INCREASE IN NET ASSETS	$(2,175,994)	6,538,304

NET ASSETS:
Beginning of year	$16,563,218	$10,024,914
End of year	$14,387,224	$16,563,218

CHANGES IN SHARES OUTSTANDING
Shares sold	689,274	976,376
Shares reinvested	59,844	158,667
Shares redeemed	(76,481)	(193,582)
Net increase in shares outstanding	672,637	941,461

See accompanying notes to financial statements

Financial Highlights
Selected data for a share outstanding throughout each year

	Years Ended September 30,
	2018	2017	2016	2015	2014
PER SHARE DATA
Net asset value, beginning of year	9.83	13.48	12.18	14.41	10.67
Investment operations:
Net investment loss*	(0.05)	(0.11)	(0.07)	(0.02)	(0.06)
Net realized and unrealized gain (loss) on investments	(3. 38)	(1.29)	2.02	(0.95)	3.80

Total from investment operations	(3. 43)	(1.40)	1.95	(0.97)	3.74

Less distributions from net realized gains	(0.30)	(2.25)	(0.65)	(1.26)	0

Net asset value, end of year	6.10	9.83	13.48	12.18	14.41

TOTAL RETURN	(37.97%)	(11.50%)	16.62%	(6.78%)	35.01%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	14, 387	16,563	10,025	8,724.00	12,629

Ratio of net expenses to average net assets	2.31%	2.40%	2.19%	2.34%	2.16%
Ratio of net investment loss to average net assets	(0.73%)	(0.96%)	(0.54%)	(0. 21%)	(0.52%)
Portfolio turnover rate	128.81%	329.36%	10.19%	20.36%	46.71%

* Calculated based on the average number of shares outstanding during the period
See accompanying notes to financial statements

Upright Growth Fund

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2018

1. ORGANIZATION

The Upright Investments Trust (the “Trust”) was organized as a business trust under the laws of the State of Delaware under a Certificate of Formation dated March 4, 1998, and is registered as an open- end, diversified management Investment Company under the Investment Company Act of 1940.  The Certificate of Formation provides for an unlimited number of authorized shares of beneficial interest, which may, without shareholder approval, be divided into an unlimited number of series of such shares.  The Trust presently includes Upright Growth Fund (the “Fund”).  The principal investment objective of the Fund is to provide long-term growth of capital, with income as a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

a)

Fair Value Measurements

ASC 820-10 establishes a three-tier framework for measuring fair value based upon a hierarchy of inputs.  The three levels of inputs are:

Level 1 – Unadjusted quoted prices active in markets for identical investments.

Level 2 – Other significant observable inputs (including quoted prices for identical investments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default risk and similar data.)

Level 3 – Significant unobservable inputs, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, and would be based upon the best available information.

The following table summarizes the inputs used to value the Fund’s investments as of September 30, 2018:

Level 1

      $ 14,448,615

Level 2

           -

Level 3

                         -

Total

      $ 14,448,615

During the year ended September 30, 2018, there were no transfers between Level 1 and Level 2.

b)

Investment Valuation

All of the Fund’s investments consist of listed equity securities or money market funds.  The listed equity securities are traded on a national securities exchange (or reported on the NASDAQ national market) and are valued at the last quoted sales price on the day the valuation is made.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Equity securities which are listed on an exchange but which are not traded on the valuation date are valued at the current bid prices.

Money market funds are valued at their closing net asset value on the day the valuation is made.

c)

Federal Income Taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

Distributions to Shareholders - Distributions from net investment income, if any, are declared and paid annually.  Distributions of the Fund’s net realized capital gains, if any, are declared at least annually.  Distributions are recorded on the Ex-dividend date.

The fund may periodically make reclassifications among certain of its capital accounts as a result of permanent differences between book and tax accounting.  These reclassifications have no impact on the net asset value of the fund. These reclassifications for the year ended September 30, 2017 decreased undistributed net investment loss by $142,264 and decreased accumulated undistributed net realized gain by $142,264.

During the year ended September 30, 2016, the Fund failed the diversification of assets under the Internal Revenue Code (IRC) Subchapter M for the third quarter ending June 30, 2016.  The Fund had six months to correct the diversification of assets subject to penalty assessed under IRC Subchapter M. The Fund requested a waiver of this penalty from the Internal Revenue Service (“IRS”) and to date, the IRS has not either assessed or waived the penalty.  Any penalty assessed by the IRS will be assumed by the Advisor.

On August 20, 2018 the Fund held a special proxy meeting and approved the conversion from a Diversified Fund to a Non-Diversified Fund.

d)

Other - Investment and shareholder transactions are recorded on the trade date.  Gains and losses on securities transactions are determined on the basis of identified cost.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

e)

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

f)

Repurchase Agreements - In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of         the repurchase transaction, including accrued interest, at all times.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Company may be delayed or limited.   The Fund did not enter into any repurchase agreements during 2018 or 2017.

g)

Securities Sold Short - The Fund may make short sales. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination.  The Fund records a realized gain or loss when the short position is closed out.  The fund did not have any open short positions at September 30, 2018.

h)

Securities Purchased on Margin – The Fund may purchase securities on margin in which case the Fund does not fully pay for securities purchased and borrows amounts to settle the purchase.  Securities were purchased on margin during the year ended on September 30, 2018. The loan was used during October 2017 to January 2018. The Fund may borrow up to one third of its total assets. As of September 30, 2018, the Fund had no outstanding margin account balance.  The margin account bears interests at blended rates based on tiered spreads above a benchmark. During the year ended September 30, 2018, the fund paid $33,794 in margin interest.  On February 1, 2018, the Fund paid off the outstanding margin loan.

3. INVESTMENT TRANSACTIONS

The aggregate amounts of security transactions during the year ended September 30, 2018 (excluding repurchase agreements and short-term securities), were as follows:

Purchases                                       $23,769,885

Proceeds from sales                            $19,616,546

As of September 30, 2018, the gross unrealized appreciation for all securities totaled $3,449,156 and the gross unrealized depreciation for all securities totaled $ (7,529,747) for a net unrealized depreciation of $ (4,080,591) for tax purposes.  The aggregate cost of securities on September 30, 2018 was $17,608,175 for tax purposes.

4. INVESTMENT ADVISORY AND OTHER               AGREEMENTS WITH AFFILIATES

The Fund has entered into an Investment Advisory Agreement with Upright Financial Corporation (“Adviser”).  Pursuant to its Investment Advisory Agreement with the Fund, the Adviser is entitled to receive a fee, calculated at an annual rate of 1.50% of its daily net assets. The Fund has accrued $30,975 of adviser fees at September 30, 2018.  During the year ended September 30, 2018 the fund incurred $240,427 in advisory fees.

Upright Financial Corporation is the Fund’s administrator (the “Administrator”). As compensation for services rendered to the Fund, the Administrator is entitled to receive a fee. The Fund shall pay to the Administrator at the end of each calendar month a fee at the annual rate of 0.45% of the Fund’s average daily net assets for the first $10 million of average daily net assets, 0.40% of the Fund’s average daily net assets for average daily net assets between $10 million and $20 million, and 0.35% of the Fund’s average daily net assets for average daily net assets over $20 million, as determined and computed in accordance with the description of the method of determination of net asset value contained in the Fund’s Prospectus and Statement of Additional Information.

The Fund has accrued $12,098 of administrative fees at September 30, 2018. During the year ended September 30, 2018, the Fund incurred $69,107 in administrative fees.

The adviser has paid the trustee fee; accordingly, the trustee fee payable is due to the advisor.

Mutual Shareholder Services serves as transfer agent and US Bank serves as custodian.

David Y.S. Chiueh is an officer of Upright Financial Corporation, the Fund Adviser.  He is also an officer and trustee of the Fund.

5. DERIVATIVES

A derivative is a financial instrument which has a value that is based on—or “derived from”—the values of other assets.

Options Contracts

During the year, the Fund sold put options to generate income. Writing put options tends to increase a Fund’s exposure to the underlying instrument. When a fund writes a put option an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the options written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing put options which are exercised or closed are offset against amounts paid on the underlying security transaction to determine the cost basis of the security purchased.

 As of September 30, 2018, the Fund had no options outstanding because these options had been exercised.  The effect of derivative instruments that are included on the Statement of Operations for the year ended September 30, 2018 was as follows:

Amount of Realized Gain on Derivatives

Realized gain on investments
Options contracts	$ 1,420,197

The premium amount and the number of put option contracts written by the Fund during the year ended September 30, 2018, were as follows:

Activity	Number of contracts	Premium Amount
Put options written	75,623	3,956,647
Put options buy to close	(20,081)	(4,478,122)
Put options assigned	(14,243)	(974,110)
Put options expirations	(41,299)	1,495,585
Total	0	0

6. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The components of distributable earnings on a tax basis were as follows:

Ordinary losses	(3,443,789)
Accumulated net realized gain of investments	1,407,016
Unrealized depreciation on investments	(4,080,591)
Total	$(6,117,364)

The tax character of distributions paid for the years ended September 30, 2018 and 2017 were as follows:

	Ordinary Income	Net Long Term Capital Gains	Total Distributions
9/30/18	$521,839	-	$521,839
9/30/17	$70,850	$1,599,916	$1,670,766

7. SUBSEQUENT EVENTS

Management has determined that no material events or transactions occurred through the date on which these financial statements were issued that would require recognition or disclosure in these financial statements.

Upright Growth Fund

Boyle CPA, LLC

Certified Public Accountant & Consultant

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and

Shareholders of Upright Growth Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Upright Growth Fund (the “Fund”) as of September 30, 2018, the related statements of operations and changes in nets assets for the year then ended, and the related notes (collectively referred to as the “financial statements”) and the financial highlights for the year ended September 30, 2018.  The Statement of Changes in Net Assets for the year ended September 30, 2017 and Financial Highlights for the years ended September 30, 2017, 2016, 2015, and 2014 were audited by other auditors whose reports dated January 12, 2018 and December 11, 2015, expressed an unqualified opinion on the financial statements and financial highlights. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2018, and the results of its operations, changes in net assets and financial highlights for the year ended September 30, 2018, in conformity with accounting principles generally accepted in the United States of America

Basis of Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2018, by correspondence with the custodian and broker, or by other appropriate auditing procedures where replies from brokers were not received. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provide a reasonable basis for our opinion.

/s/ Boyle CPA, LLC

We have served as the Company’s auditor since 2018

Bayville, NJ

July 8, 2019

For the year ended September 30, 2018 (Unaudited)

Availability of Quarterly Schedule of Investments (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

FUND EXPENSES (Unaudited)

A shareholder of each Fund incurs two types of costs: (1) transaction costs, such as sales charge if applied, and (2) ongoing costs, including investment advisory fees and other fund expenses. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2017 through September 30, 2018.

Actual Expenses

The first line of the table below provides information about actual account values and actual expense. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000, then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Upright Growth Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2017	September 30, 2018	October 1, 2017 to September 30, 2018

Actual	$1,000.00	$620.55	$9.36

Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.45	$11.63

* Expenses are equal to each Fund's annualized expense ratio of 2.31%, multiplied by the average account value over the period, Multiplied by 183/366 (to reflect the one-half year period).

Upright Growth Fund

For the year ended September 30, 2018 (Unaudited)

UPRIGHT GROWTH FUND

 Security Holdings By Industry Sector

September 30, 2018

The following chart gives a visual breakdown of the Fund by the industry sectors. The underlying securities represent a percentage of the portfolio investments.

Upright Growth Fund - Security Holdings by Industry Sector
as of 9/30/2018
Bank Industry
Basic Material
Chemicals Specialty
Drug Manufacturer-other
Electronic Equipment
Energy
Engineering & Construction
Generic Drug
Healthcare Services
Household
Internet Services
Inurance
Leisure
Machinery
Medical Supplies
Oil

     The pie chart calculation is based on Total Investments of $ 14,448,615

For the year ended September 30, 2018 (Unaudited)

TRUSTEES AND OFFICERS

The Board of Trustees supervises the business activities of the Trust.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.  A majority of Upright‘s board members are independent, meaning that they have no affiliation with Upright or the funds they oversee.

The Fund is not part of a “fund complex”.  The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Year of Birth	Position(s) Held With the Trust	Principal Occupations During Past 5 Years	Other Directorships Held by Trustee
David Y.S. Chiueh[1] 349 Ridgedale Ave, East Hanover NJ 07936 Year of Birth: 1957	Trustee since 1998; Chief Executive Officer and Chief Compliance Officer since 1998	President of the Investment Adviser since 1990; He held the license of Certified Financial planner since 1991.	None

1 David Y.S Chiueh is “interested persons” of the Trust because he is officer of the Trust.  In addition, he may be deemed to be “interested persons” of the Trust because he is officer of the Fund’s adviser.

For the year ended September 30, 2018 (Unaudited)

The following table provides information regarding each Trustee who is a “Non-interested person” of the Trust, as defined in the Investment Company Act of 1940.

Independent Trustee (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Carol Jou

349 Ridgedale Ave,

East Hanover

NJ 07936

Year of Birth: 1964

Alice Chen

349 Ridgedale Ave,

East Hanover

NJ 07936

Year of Birth: 1962

Evelyn Kung

349 Ridgedale Ave,

East Hanover

NJ 07936

Marco Yeh

349 Ridgedale Ave,

East Hanover

NJ 07936

Year of Birth: 1962

	Trustee Trustee Trustee Trustee	Since December 2005/ Indefinite Since November 2009/ Indefinite Since November 2009/ Indefinite Since November 2009/ Indefinite

Manager, Novartis Pharmaceutical Corporation

(2005 to present)

IT application systems Engineer, Schering-Plough Pharmaceutical Corporation, Kenilworth (2001 to 2005)

Controller, Great China Chartering & Agency Corp. at New Jersey & Shanghai, China

Senior

Administrator,

J&M Manufacturing

Corp, New Jersey

Active CPA practitioner/business owner since 1989

Eunice Industry Corp. Industry City, CA

President 2007

				3 3 3 3	None Alice N Chen Bing B Chen JTWROS None None

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request by calling the Fund at 973-533-1818.

For the year ended September 30, 2018

Investment Adviser & Administrator

Upright Financial Corporation

349 Ridgedale Ave.

East Hanover NJ 07936

Custodian

US Bank

1555 N. River Center Drive

Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Boyle CPA, LLC

361 Hopedale Drive SE

Bayville, NJ 08721

(732)-822-4427

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Road, Suite C

Brecksville, OH 44141

Trustees

David Y.S. Chiueh

Alice Chen

Evelyn Kung

Marco Yeh

Upright Growth Fund

For the year ended September 30, 2018 (Unaudited)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ David Y.S Chiueh

David Y.S Chiueh

Trustee

Date: July 19, 2019

By : /s/ David Y.S Chiueh

David Y.S Chiueh

Chief Financial Officer

Date: July 19, 2019

Item 2. Code of Ethics.

(a)   As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)   For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)   Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)   Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)   Compliance with applicable governmental laws, rules, and regulations;

(4)   The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c)   Amendments

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

For the year ended September 30, 2018 (Unaudited)

The Board of Directors has created a permanent audit committee, on 10/10/03, the current head is Ms. Alice Chen, who is qualified as financial expert under current SEC regulations.   She has more than 20 years of experiences in the field.  Each member of the audit committee is “independent”, as that term is defined under applicable law.  The audit committee meets at least annually with the independent accountants (CPA) and executive officers of the Company.  The audit committee reviews, among other matters, the accounting principles being applied by the Company in financial reporting, the scope and adequacy of internal controls, and the responsibilities and fees of the independent accountants.  The recommendations of the audit committee are reported to the full Board.

Item 4. Principal Accountant Fees and Services.

(a)  Audit Fees

FY 2018

$11,000

FY 2017

$12,500

(b) Audit-Related Fees

FY 2018

$ 0

FY 2017

$ 0

Nature of the fees:

N/A

(c) Tax Fees

FY 2018

$ 0

FY 2017

$ 0

Nature of the fees:

N/A

(d)  All Other Fees

FY 2018

$ 0

FY 2017

$ 0

Nature of the fees:

N/A

(e)

(1) Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Percentages of Services Approved by the Audit Committee

For the year ended September 30, 2018 (Unaudited)

Audit-Related Fees:

100%

Tax Fees:

100%

All Other Fees:

100%

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)  The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

FY 2018

$ 0

FY 2017

$ 0

(h)  The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

For the year ended September 30, 2018 (Unaudited)

(a)   Based on an evaluation of the registrant’s disclosure controls and procedures as of September 30, 2018, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) EX-99.CODE ETH.  Filed herewith.

(a)(2) EX-99.CERT.  Filed herewith.

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)  EX-99.906CERT.  Filed herewith.

Upright Growth Fund

For the year ended September 30, 2018 (Unaudited)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Upright Investments Trust

By /s/David Y.S. Chiueh

*David Y.S. Chiueh

Chief Executive Officer

Date: July 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/David Y.S. Chiueh

*David Y.S. Chiueh

Chief Executive Officer

Date: July 19, 2019

By : /s/ David Y.S Chiueh

David Y.S. Chiueh

Chief Financial Officer

Date: July 19, 2019

* Print the name and title of each signing officer under his or her signature.